UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	[1]	$ 0.005	$ 0.005
Common Stock, Shares Authorized	[1]	10,000,000	10,000,000
Common Stock, Shares, Issued	[1]	5,089,000	5,089,000
Common Stock, Shares, Outstanding	[1]	5,089,000	5,089,000

[1]	retroactively restated to reflect 1-for-5 share consolidation effective on September 9, 2022.